Merger Agreement	3 Months Ended
Mar. 31, 2024
Disclosure Text Block [Abstract]
Merger Agreement
Note 14 — Merger Agreement
As disclosed in Note 1 —
Description of Business, Basis of Presentation and Significant Accounting Policies
, on March 7, 2024, the Company entered into the Merger Agreement with Parent and Merger Sub. Upon the terms and subject to the conditions provided in the Merger Agreement, and in accordance with the Delaware General Corporation Law (the “DGCL”), at the effective time of the Merger (the “Effective Time”), Merger Sub will merge with and into the Company, with the Company continuing as the surviving corporation. As a result of the Merger, the Company will cease to be a publicly traded company and it will be wholly owned by Parent.
At the Effective Time, by virtue of the occurrence of the Merger, the following will occur:

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each share of Class A Common Stock or Class B Common Stock (each a “Common Share”) that is owned by the Company as treasury shares and each Common Share that is owned by any direct or indirect wholly owned subsidiary of the Company, or by Parent, Merger Sub, or any direct or indirect wholly owned subsidiary of Parent or Merger Sub, in each case, issued and outstanding immediately prior to the Effective Time, will automatically be canceled without payment of any consideration therefor and cease to exist (the “Canceled Common Shares”);

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each share of Class A Common Stock (each a “Class A Share”) for which the holder thereof did not consent or vote in favor of the Merger Agreement and is entitled to and properly demands appraisal pursuant to the DGCL, and does not withdraw or otherwise lose the right to appraisal pursuant to the DGCL, will automatically be canceled (subject to the appraisal rights of such holders) (such Common Shares, the “Dissenting Shares”);

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each (i) Class A Share and (ii) Class A Share subject to a Director RSU Award (as defined below) that has fully vested as of the Effective Time, that is issued and outstanding immediately prior to the Effective Time and held by Parent or its affiliates, including the Specified Stockholders (which constitute Mr. Kemp, Dr. London and their immediate family members and certain trusts or other entities in which either Mr. Kemp or Dr. London or their immediate family members hold voting, proprietary, equity or other financial interests) and certain other holders of Class A Shares (the “Rollover Shares”), as of immediately prior to the Effective Time as a result of having been acquired by Parent or its affiliates pursuant to a rollover agreement in a form mutually acceptable to Parent and the Company (each, a “Rollover Agreement”) or in connection with the funding of a capital commitment set forth in an Equity Commitment Letter (as defined below), will be canceled and cease to exist (the “Rollover”); provided that the Rollover will be permitted only if no Class B Shares are issued and outstanding;

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each Class A Share (other than (i) the Rollover Shares, (ii) any Canceled Common Shares and (iii) any applicable Dissenting Shares) issued and outstanding immediately prior to the Effective Time (such Class A Shares, the “Converted Shares”):

•	will automatically be canceled and converted into the right to receive $0.50 per share in cash, without interest (the “Merger Consideration”);

•	will no longer be outstanding and cease to exist;

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each certificate formerly representing any such shares (each, a “Certificate”) or the applicable number of uncertificated shares represented by book-entry (each, a “Book-Entry Share”) will thereafter represent only the right to receive the Merger Consideration in accordance with the Merger Agreement; and

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each share of common stock of Merger Sub (each, a “Merger Sub Share”) issued and outstanding immediately prior to the Effective Time will automatically be converted into and become one authorized, validly issued, fully paid and nonassessable share of common stock, par value $0.0001 per share, of the surviving corporation (each, a “Surviving Company Common Share”).

Following the execution of the Merger Agreement, and pursuant to the terms of the Merger Agreement, the Company (i) deposited into a segregated bank account of Astra Space Operations LLC (the “Segregated Account”) an amount in cash equal to $3.5 million (the “Segregated Funds”). The Segregated Funds will be managed by the Company at the reasonable direction of the Special Committee of the Board of Directors acting in accordance with its fiduciary duties.
All outstanding Convertible Notes will, immediately after the Merger becomes effective, be converted into shares of Series A preferred stock, par value $0.0001 per share, of Parent (the “Parent Series A Preferred Stock”) in accordance with a noteholder conversion agreement, by and among Parent, Merger Sub, and each holder of Convertible Notes (the “Noteholder Conversion Agreement”). The Original Warrants and Company Warrants will, immediately after the Merger becomes effective, be exchanged for warrants to purchase Parent Series A Preferred Stock in accordance with a warrant exchange agreement, by and among Parent, Merger Sub, and each holder of Company Warrants (the “Warrant Exchange Agreement”).
Pursuant to the Merger Agreement, at the Effective Time, each outstanding option to purchase Class A Shares (each, a “Company Option”) other than a Company Option with an exercise price equal to or greater than the Merger Consideration (an “Underwater Option”), that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be assumed by Parent and converted into an option (the “Converted Options”) to purchase shares of class A common stock, par value $0.0001 per share, of Parent (the “Parent Class A Shares”). The Converted Options will continue to be subject to substantially the same terms and conditions as were applicable to such Company Options immediately prior to the Effective Time, except that (i) each Converted Option will be exercisable for that number of Parent Class A Shares equal to the number of Class A Shares subject to such option immediately prior to the Effective Time and (ii) the per share exercise price for each Parent Class A Share issuable upon exercise of a Converted Option will be equal to the exercise price per share of Class A Shares of such option immediately before the Effective Time. Each Underwater Option will be canceled for no consideration at the Effective Time. As of May 28, 2024, all Company Options were Underwater Options.
In addition, at the Effective Time, each outstanding restricted stock unit with respect to Class A Shares (a “Company RSU Award” and collectively with the Company Options, the “Company Equity Awards”) held by any director of the Company who is not an employee of the Company (a “Director RSU Award”) will be accelerated in full. At the Effective Time, each Company RSU Award that has vested in accordance with its terms, or so accelerated in the case of Director RSU Awards (except for Rollover Shares that are issued upon acceleration of Director RSU Awards) will be canceled and will only entitle the holder of such Company RSU Award to receive (without interest) an amount in cash equal to (i) the number of Class A Shares subject to such Company RSU Award immediately prior to the Effective Time multiplied by (ii) the Merger Consideration. At the Effective Time, each Company RSU Award that has not vested in accordance with its terms or so accelerated will be canceled for no consideration.

The execution and delivery of the Merger Agreement, subject to the requisite stockholder approval was recommended by the Special Committee to the Board on March 5, 2024. On March 5, 2024, the Board, with Mr. Kemp, Dr. London and Mr. Stanford abstaining, approved the execution and delivery of the Merger Agreement and recommended the adoption of the Merger Agreement and the Merger to the stockholders of the Company. On March
 7, 2024, following the execution of the Merger Agreement, Mr. Kemp and Dr. London, who on such date beneficially owned Common Shares representing approximately 66.2%
of the total voting power of the outstanding Common Shares, executed and delivered to the Company a written consent adopting the Merger Agreement and approving the Merger (the “Written Consent”). No further action by any other Company stockholder is required under applicable law or the Merger Agreement (or otherwise) in connection with the adoption of the Merger Agreement.